UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended February 28, 2007

Item 1.                                   Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST- ARIZONA MUNICIPAL MONEY-MARKET  FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 69.3%		Value

	ARIZONA - 69.3%
$110,000	Apache County IDA for Tucson Electric Power, 3.52%, 12/1/20(a)		$110,000
220,000	Apache County IDA for Tucson Electric Power, 3.55%, 12/15/18(a)		220,000
110,000	Apache County for Tucson Electric Power, 3.52%, 12/15/18(a)		110,000
110,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.65%, 10/1/15(a)		110,000
110,000	Arizona HFA for Royal Oaks Project, 3.65%, 3/1/27(a)		110,000
220,000	Coconino PCR for Arizona Public Service Co. Project, 3.67%, 11/1/33(a)		220,000
220,000	Maricopa IDA FNMA for Las Gardenias Apartments A, 3.68%, 4/15/33(a)		220,000
110,000	McAllister Village for Arizona State University Project, 3.50%, 7/1/45(a)		110,000
220,000	Phoenix IDR for Del Mar Terrace, 3.52%, 10/1/29(a)		220,000
220,000	Salt River Pima for Indian Community, 3.67%, 10/1/26(a)		220,000
220,000	Scottsdale IDA for Notre Dame, Series A, 3.70%, 5/1/21(a)		220,000
			1,870,000

	Total Investments (Cost* $1,870,000)	69.3%	1,870,000
	Other Assets less Liabilities	30.7	828,754
	Net Assets	100.0%	$2,698,754

RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 99.8%		Value

	LOUISIANA - 90.2%

$430,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 3.55%, 8/1/07(a)		$430,000
435,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.53%, 11/1/34(a)		435,000
395,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.53%, 10/1/35(a)		395,000
40,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.50%, 9/1/17(a)		40,000
425,000	Louisiana PFA for Kenner Hotel Limited, 3.47%,12/1/15(a)		425,000
100,000	Louisiana PFA Multifamily for RMK, 3.53%, 6/15/31(a)		100,000
420,000	Louisiana State University A&M College Revenue, 3.50%, 7/1/30(a)		420,000
435,000	Port of New Orleans Cold Storage Project, 3.62%, 11/1/22(a)		435,000
435,000	South Louisiana Port Marine Term. for Holnam Project., 3.60%, 1/1/27(a)		435,000
430,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.52%, 7/1/18(a)		430,000
435,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.55% 7/1/21(a)		435,000
			3,980,000

	PUERTO RICO - 9.6%

425,000	Puerto Rico Highway & Transportation Authority, Series A, 3.42%, 7/1/28(a)		425,000

	Total Investments (Cost* $4,405,000)	99.8%	4,405,000
	Other Assets less Liabilities	0.2	9,221
	Net Assets	100.0%	$4,414,221

RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 73.0%		Value

	MINNESOTA - 73.0%

$170,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.67%, 11/15/33 (a)		$170,000
100,000	Brooklyn Center for Brookdale Corp II Project, 3.69%, 12/1/14 (a)		100,000
245,000	Cohasset for Minnesota Power & Light Project, Series B, 3.66%, 6/1/13 (a)		245,000
100,000	Mankato MHR for Highland Apartments, 3.69%, 5/1/27(a)		100,000
230,000	Minneapolis Revenue for People Serving People Project, 3.69%, 10/1/21(a)		230,000
170,000	Minnesota Health for Fairview Health Services, 3.52%, 11/15/32(a)		170,000
45,000	Minnesota HEFA for Carleton College, Series 6D, 3.55%, 4/1/35(a)		45,000
170,000	Minnesota HEFA for Residential Housing, Series C, 3.73%, 1/1/35(a)		170,000
345,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.64%, 10/1/32(a)		345,000
335,000	Regents University of Minnesota Intermediate Term, Series A, 3.50%, 7/1/08 (a)		335,000
130,000	Roseville Commercial Development Revenue for Berger Transfer & Storage, 3.60%, 12/1/15(a)		130,000
80,000	St. Louis Park Revenue for Catholic Finance Corp., 3.68%, 10/1/25(a)		80,000
100,000	St. Paul HDA for Public Radio Project, 3.64%, 6/16/10(a)		100,000
170,000	St. Paul MHR for Highland Ridge Project, 3.67%, 10/1/33(a)		170,000
170,000	St. Paul Port Authority District Cooling Revenue, Series R, 3.74%, 3/1/22(a)		170,000
			2,560,000

	Total Investments (Cost* $2,560,000)	73.0%	2,560,000
	Other Assets less Liabilities	27.0	946,012
	Net Assets	100.0%	$3,506,012

Security Type Abbreviations

DAR -	Development Authority Revenue Bonds
HDA -	Housing Development Authority
HEFA -	Health & Education Facilities Authority
HFA-	Health Facilities Authority
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PCR -	Pollution Control Revenue
PFA -	Public Finance Authority

(a)

Variable rate securities.  The interest rates shown are, as reported on February 28, 2007, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

Item 2.                                   Controls and Procedures

(a)                  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick J. Farrell
Chief Financial Officer

Date        April 27, 2007

*  Print the name and title of each signing officer under his or her signature.